Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Consolidated Statements of Operations (Unaudited) [Abstract]
Revenues	$ 2,586,998	$ 2,045,082	$ 5,209,697	$ 4,283,740
Costs and expenses:
Cost of sales	1,236,257	1,038,808	2,302,768	2,406,385
Selling, general and administrative	1,352,043	1,166,827	2,860,492	3,382,539
Total operating expenses	2,588,300	2,205,635	5,163,260	5,788,924
Operating income (loss)	(1,302)	(160,553)	46,437	(1,505,184)
Other income (expenses):
Lawsuit settlement	0	0	0	700,000
Bankruptcy Settlement	0	76,710	0	76,710
Unrealized gains (losses) on trading securities	58	(5,398)	(35)	(6,017)
Realized losses on the sale of trading securities	0	0	(2,247)	0
Interest expense	(35,699)	(44,899)	(75,534)	(85,265)
Other income	34,632	4,450	52,144	27,742
Total other income (expense)	(1,009)	30,863	(25,672)	713,170
Net income (loss) before income tax	(2,311)	(129,690)	20,765	(792,014)
Income tax expense	4,861	4,878	11,237	10,276
Net income (loss)	(7,172)	(134,568)	9,528	(802,290)
Preferred dividends:
Regular dividends	(60,000)	(60,000)	(120,000)	(120,000)
Net loss attributable to common shareholders	$ (67,172)	$ (194,568)	$ (110,472)	$ (922,290)
Net income (loss) per common share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Weighted average common shares - basic and diluted	70,892,250	68,342,250	70,849,985	63,614,450